INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Current	$ 1,019,147	$ 1,209,114	$ 1,055,883
Deferred	(24,142)	(103,673)	0
Total	$ 995,005	$ 1,105,440	$ 952,117